OTHER FINANCIAL DATA - ASSET RETIREMENT OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Balance as of January 1	$ 2,056	[1]	$ 1,925	[1]
Asset Retirement Obligation, Accretion Expense	97		92
Asset Retirement Obligation, Liabilities Incurred	4		21
Asset Retirement Obligation, Reclassification	0	[2]	(5)	[2]
Asset Retirement Obligation, Liabilities Settled	(49)		(2)
Asset Retirement Obligation, Revisions, Related To GRC	(135)	[3]	0	[3]
Asset Retirement Obligation, Revisions, Other	179	[4]	25	[4]
Asset Retirement Obligation, Balance as of December 31	2,152	[1]	2,056	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Balance as of January 1	741	[1]	698	[1]
Asset Retirement Obligation, Accretion Expense	45		42
Asset Retirement Obligation, Liabilities Incurred	0		0
Asset Retirement Obligation, Reclassification	0	[2]	0	[2]
Asset Retirement Obligation, Liabilities Settled	(48)		0
Asset Retirement Obligation, Revisions, Related To GRC	(30)	[3]	0	[3]
Asset Retirement Obligation, Revisions, Other	205	[4]	1	[4]
Asset Retirement Obligation, Balance as of December 31	913	[1]	741	[1]
Southern California Gas Company [Member]
Asset Retirement Obligations [Line Items]
Asset Retirement Obligation, Balance as of January 1	1,253	[1]	1,175	[1]
Asset Retirement Obligation, Accretion Expense	49		48
Asset Retirement Obligation, Liabilities Incurred	0		0
Asset Retirement Obligation, Reclassification	0	[2]	0	[2]
Asset Retirement Obligation, Liabilities Settled	0		(1)
Asset Retirement Obligation, Revisions, Related To GRC	(105)	[3]	0	[3]
Asset Retirement Obligation, Revisions, Other	2	[4]	31	[4]
Asset Retirement Obligation, Balance as of December 31	$ 1,199	[1]	$ 1,253	[1]

[1]	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.
[2]	Reclassification to liability held for sale - asset retirement obligation which is included in Other Current Liabilities on the Consolidated Balance Sheets, as we discuss in "Assets Held for Sale" above.
[3]	The decreases in asset retirement obligations in 2013 at SDG&E and SoCalGas are due to revised estimates related to the 2012 General Rate Case (GRC) that received final approval in May 2013. At SDG&E, these revisions included increases in asset service lives ranging from 2 percent to 7 percent, and lower estimated cost of removal. At SoCalGas, the decrease includes increases in asset service lives ranging from 4 percent to 6 percent, partially offset by a higher estimated cost of removal.
[4]	The increase in asset retirement obligations in 2013 at SDG&E is due to revised estimates recorded in the third quarter of 2013 related to the early decommissioning of SONGS Units 2 and 3 (see Note 13).